ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 8.0%
	ASSET MANAGEMENT - 0.8%
3,400	Charles Schwab Corporation (The)	$ 214,812

	AUTOMOTIVE - 0.4%
10,800	Ford Motor Company	120,204

	INTERNET MEDIA & SERVICES - 3.3%
400	Alphabet, Inc., Class C(a)	874,980

	SOFTWARE - 3.5%
3,600	Microsoft Corporation	924,588

	TOTAL COMMON STOCKS (Cost $2,528,585)	2,134,584

	EXCHANGE-TRADED FUNDS — 66.1%
	EQUITY - 46.7%
24,750	Fidelity MSCI Energy Index ETF	480,150
6,100	First Trust Dorsey Wright Focus 5 ETF	252,662
4,000	Health Care Select Sector SPDR Fund	512,960
13,700	Industrial Select Sector SPDR Fund	1,196,558
5,800	Invesco S&P 500 High Dividend Low Volatility ETF	256,012
29,800	Invesco S&P 500 Low Volatility ETF	1,847,600
10,200	iShares Core High Dividend ETF	1,024,386
11,000	iShares Cybersecurity and Tech ETF	385,330
27,200	iShares MSCI USA Min Vol Factor ETF	1,909,712
8,200	iShares US Infrastructure ETF	279,128
16,100	Materials Select Sector SPDR Fund	1,184,960
4,300	Vanguard Health Care ETF	1,012,650
5,800	Vanguard High Dividend Yield ETF	589,860
2,000	Vanguard Industrials ETF	326,680
2,300	Vanguard S&P 500 ETF	797,824
1,900	Vanguard Total Stock Market ETF	358,378
		12,414,850

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 66.1% (Continued)
	FIXED INCOME - 19.4%
20,000	BlackRock Ultra Short-Term Bond ETF	$ 1,000,800
13,000	iShares Floating Rate Bond ETF	648,960
77,500	iShares iBonds 2023 Term High Yield and Income ETF	1,813,112
11,600	iShares iBonds Dec 2023 Term Corporate ETF	291,044
28,150	WisdomTree Floating Rate Treasury Fund	1,416,790
		5,170,706

	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,861,049)	17,585,556

	SHORT-TERM INVESTMENT — 26.1%
	MONEY MARKET FUND - 26.1%
6,927,843	First American Government Obligations Fund Class X, 1.29% (Cost $6,927,843)(b)	6,927,843

	TOTAL INVESTMENTS - 100.2% (Cost $28,317,477)	$ 26,647,983
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(50,358)
	NET ASSETS - 100.0%	$ 26,597,625

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 4.1%
	INTERNET MEDIA & SERVICES - 1.3%
150	Alphabet, Inc., Class C(a)	$ 328,118

	SOFTWARE - 2.8%
2,700	Microsoft Corporation	693,441

	TOTAL COMMON STOCKS (Cost $1,184,319)	1,021,559

	EXCHANGE-TRADED FUNDS — 40.5%
	EQUITY – 20.9%
12,300	Fidelity MSCI Energy Index ETF	238,620
3,000	First Trust Dorsey Wright Focus 5 ETF	124,260
1,300	Health Care Select Sector SPDR Fund	166,712
3,400	Industrial Select Sector SPDR Fund	296,956
5,300	Invesco S&P 500 High Dividend Low Volatility ETF	233,942
18,200	Invesco S&P 500 Low Volatility ETF	1,128,400
19,500	iShares MSCI USA Min Vol Factor ETF	1,369,095
8,000	iShares US Infrastructure ETF	272,320
5,500	Materials Select Sector SPDR Fund	404,800
600	Vanguard Health Care ETF	141,300
3,700	Vanguard High Dividend Yield ETF	376,290
2,500	Vanguard Industrials ETF	408,350
		5,161,045
	FIXED INCOME - 19.6%
20,000	BlackRock Ultra Short-Term Bond ETF	1,000,800
17,800	iShares Floating Rate Bond ETF	888,576
61,000	iShares iBonds 2023 Term High Yield and Income ETF	1,427,095
20,000	iShares iBonds Dec 2023 Term Corporate ETF	501,800
19,900	WisdomTree Floating Rate Treasury Fund	1,001,567
		4,819,838

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,531,998)	9,980,883

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares		Fair Value
SHORT-TERM INVESTMENT — 55.5%
MONEY MARKET FUND - 55.5%
13,661,130	First American Government Obligations Fund Class X, 1.29% (Cost $13,661,130)(b)	$ 13,661,130

	TOTAL INVESTMENTS - 100.1% (Cost $25,377,447)	$ 24,663,572
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(25,823)
	NET ASSETS - 100.0%	$ 24,637,749

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.